Significant Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Deferred income tax assets related to:
Inventories	$ 8,530	$ 6,944
Allowance for losses	8,575	6,410
Bankruptcy note liability	117,263
Accrued compensation and benefits	111,843	102,579
Accrued other expenses	15,932	10,256
Other long-term liabilities	21,911	22,146
Net operating loss and credit carryforwards	87,595	71,534
Net unrealized loss on securities	21,562	19,185
Total Deferred Income Tax Assets	393,211	239,054
Less: valuation allowances	(68,043)	(85,719)
Net Deferred Income Tax Assets	325,168	153,335
Deferred income tax (liabilities) related to:
Depreciation	(56,636)	(47,639)
Pension and other postretirement benefits	(16,256)	(7,867)
Amortization of intangibles	(198,872)	(115,166)
Unremitted foreign earnings	(108,508)	(2,500)
Total Deferred Income Tax (Liabilities)	(380,272)	(173,172)
Deferred Income Tax Assets (Liabilities), Net	$ (55,104)	$ (19,837)